Consolidated Statements of Financial Position - ZAR (R) R in Thousands	Feb. 28, 2026	Feb. 28, 2025
Non-current assets
Property, plant and equipment	R 3,150,690	R 2,508,215
Capitalized commission assets	470,406	494,052
Intangible assets	81,720	83,053
Goodwill	167,315	174,957
Loan to a related party	28,700	28,700
Long-term other receivables and prepayments	679	11,629
Deferred tax assets	133,320	121,749
Total non-current assets	4,032,830	3,422,355
Current assets
Inventories	5,742	3,830
Trade and other receivables and prepayments	586,374	597,461
Income tax receivables	15,324	12,622
Cash and cash equivalents	1,153,874	1,042,882
Total current assets	1,761,314	1,656,795
Total assets	5,794,144	5,079,150
Equity
Share capital	7,142,853	7,142,853
Actuarial reserve	(58)	139
Capital reserve	(3,645,108)	(3,621,245)
Common control reserve	(2,709,236)	(2,709,236)
Foreign currency translation reserve	81,168	277,866
Retained earnings	2,412,384	2,112,091
Equity attributable to equity holders of parent	3,282,003	3,202,468
Non-controlling interest	45,025	43,099
Total equity	3,327,028	3,245,567
Non-current liabilities
Term loans	398,931	31,640
Lease liabilities	158,577	127,251
Deferred revenue	122,722	126,959
Deferred tax liabilities	118,842	95,892
Total non-current liabilities	799,072	381,742
Current liabilities
Term loans	49,721	283,313
Trade and other payables	585,832	469,937
Loan from a related party	85	138
Lease liabilities	129,288	77,445
Deferred revenue	405,605	357,780
Bank overdraft	407,668	205,299
Income tax payables	89,845	57,039
Provision for warranties		890
Total current liabilities	1,668,044	1,451,841
Total liabilities	2,467,116	1,833,583
Total equity and liabilities	R 5,794,144	R 5,079,150